Subsidiaries (Parentheticals) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Feb. 28, 2021 USD ($) Share	Feb. 10, 2021 ₪ / shares
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | Share			4,070,766
Peace Of Meat BV [Member]
Disclosure of subsidiaries [line items]
Fair value of ordinary shares issued | ₪ / shares				₪ 3.986
Number of instruments or interests issued or issuable | Share			4,070,766
Equity interests of acquirer			$ 4,359
Cash transferred			4,799
Number of Shares consideration | shares	846,190	1,852,730
Peace Of Meat BV [Member] | Contingent Consideration [Member]
Disclosure of subsidiaries [line items]
Equity interests of acquirer			4,400
Cash transferred			$ 4,900